INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
U.S. federal statutory rate	$ (10,449,000)	$ (1,881,000)
Permanent differences- Non-cash loss on extinguishment of debt	9,122,000	893,000
Permanent differences-Other permanent differences	62,000	(334,000)
Change in valuation allowance	$ 1,265,000	$ 1,321,000
Income tax provision (benefit)